RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2022	2021
Plan assets	$654	$934
Less accrued benefit obligation	(679)	(1,126)
Accrued benefit liability (1)	$(25)	$(192)
(1)Primarily presented within Other liabilities’ of the consolidated statements of financial position. Refer to Note 18, Accounts Payable and Other for further details